Fair Value Measurement - Schedule of Key Inputs into Option Model for Private Placement Warrants and Public Warrants (Details)	Dec. 31, 2021	Feb. 25, 2021
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Warrant expiration term	5 years 6 months	5 years 6 months
Selected Volatility
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Private placement warrants and public warrants, measurement input		20.0
Risk-free Interest Rate
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Private placement warrants and public warrants, measurement input		0.91
Warrant Exercise Price
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Private placement warrants and public warrants, measurement input	11.50	11.50